Other operating expense, net	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other operating expense, net
31	Other operating expense, net

	12.31.2022	12.31.2021	12.31.2020
Warrants -EVEX (i)	(158.2)	—	—
Listing expenses - EVEX (ii)	(135.7)	—	—
Corporate projects (iii)	(78.2)	(59.4)	(56.4)
Restructuring expenses (iv)	(36.9)	(31.8)	(69.2)
Taxes on other sales	(15.5)	(23.7)	(20.3)
Transaction costs - EVEX (v)	(11.5)	—	—
Expenses system project	(1.4)	(10.8)	(6.7)
Residual value of fixed assets disposed	(12.8)	(10.5)	—
Aircraft maintenance and flights costs - fleet	(5.6)	(7.8)	(2.8)
Flight safety standards	(3.6)	(3.1)	(3.1)
Product modification	(2.3)	(2.7)	(2.5)
Training and development	(2.0)	(1.5)	(4.7)
Depreciation and amortization - Commercial Aviation	—	—	(101.2)
Costs with personnel	—	—	(44.8)
Carve-Out Expenses	—	—	(82.8)
Additional losses with financial guarantees exercised	—	—	(5.9)
Contractual fines	—	(1.0)	(3.9)
Reversal of tax provisions	—	—	8.1
Recovery of expenses	—	—	12.7
Contractual fines revenue	17.8	7.1	15.1
Disposal of production units in Évora	4.2	—	—
Other sales	12.8	7.3	6.2
Impairment of assets	—	11.2	4.2
Royalties	10.4	16.5	7.0
Reversal (Provision) for contingencies	(7.4)	22.1	(0.3)
Fair value changes - Republic Airways shares	1.7	39.1	(4.1)
Others	(20.3)	(0.8)	(19.3)

	(444.5)	(49.8)	(374.7)

(i)	Initial recognition of the warrants covered by the BCA, which became exercisable on May 9, 2022.
(ii)	Listing Expenses – EVEX are non-cash expenses, based on the difference between the value of Zanite’s identifiable net assets against the fair value of financial instruments issued by EVEX Note 12.3.2.
(iii)	Corporate project expenses mainly relate to disbursements with demands approved by Management associated with efficiency and restructuring of processes, IT, cyber security, and legal demands.
(iv)
Restructuring expenses include expenses incurred by the Company as part of the corporate restructuring project started in 2021 and ended in 2022 with the reintegration of Commercial Aviation, including expenses related to excess manufacturing capacity, mainly wages, during the collective vacation period that occurred in January 2022 to complete the reintegration process.

(v)
Transaction costs – EVEX are the direct expenses attributable to the Business Combination such as law firms, auditors, banks, and other services associated with carrying out the transaction. As per Note 12.3.2, all transaction costs considered non-incremental were recognized in Other operating expenses.